Concentrations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Reversal adjustment	$ 310,699	$ 2,255,301	$ 177,321
Allowance for doubtful accounts	480,076	2,172,972	4,416,706	2,437,179
Shengyue [Member]
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Shengyue [Member] | Net revenues [Member] | Advertising agency concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	94.40%	88.40%